Exhibit 99.41

Client Name:
Client Project Name:	OBX 2022-NQM2
Start - End Dates:	5/28/2021 - 10/28/2021
Deal Loan Count:	89

Conditions Report 2.0

Loans in Report:	89
Loans with Conditions:	84

0 - Total Active Conditions

125 - Total Satisfied Conditions

17 - Credit Review Scope
7 - Category: Application
2 - Category: Assets
1 - Category: Income/Employment
5 - Category: Insurance
2 - Category: Terms/Guidelines
81 - Property Valuations Review Scope
81 - Category: Appraisal
27 - Compliance Review Scope
1 - Category: Documentation
26 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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